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                               GE LIFESTYLE FUNDS


     I, the undersigned, a duly appointed officer of GE Lifestyle Funds, do hereby certify that (i) the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933, as amended, would not have differed from that contained in the most recent registration statement amendment, filed November 24, 1998, and (ii) the text of such amendment was filed electronically.

     IN WITNESS WHEREOF, I have signed this Certificate on this 4th day of December, 1998.

                                           GE LIFESTYLE FUNDS


                                           By: /s/Matthew J. Simpson
                                               -------------------------
                                               Matthew J. Simpson
                                               Secretary